Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of DBO	18 years 3 months 18 days	20 years 4 months 24 days
Asset ceiling excluded from defined benefit cost recognized in income statement	kr 55	kr 40
2023 [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected contributions to plan	kr 2,200